Property and Equipment - Summary of the Details of Property and Equipment Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 10,006,685	₩ 8,437,703
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	11,353	11,320
Secured amount	₩ 15,774	₩ 15,412
Related line item	Borrowings	Borrowings
Related amount	₩ 3,228	₩ 3,272
Secured party	Industrial Bank of Korea, Korea Development Bank	Industrial Bank of Korea, Korea Development Bank